Accrued Expenses And Other Accounts Payable	12 Months Ended
Dec. 31, 2011
Accrued Expenses And Other Accounts Payable [Abstract]
Accrued Expenses And Other Accounts Payable
NOTE 10:-	ACCRUED EXPENSES AND OTHER ACCOUNTS PAYABLE

	December 31,
	2010	2011

Payroll and related accruals	$3,571	$3,144
Accrued expenses	8,862	7,944
Government authorities and other	1,380	1,266
Contingent liability	1,191	917
Restructuring accrual (Note 1c)	2,478	1,764
Accrued payments (Note 1c)	1,575	-

	$19,057	$15,035